CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Interest revenue		$ 50,475	$ 58,089	$ 76,510
Interest expense		7,981	13,338	28,382
Net interest income		42,494	44,751	48,128
Commissions and fees		13,672	11,385	11,746
Principal transactions		10,154	13,885	8,892
Administration and other fiduciary fees		3,943	3,472	3,411
Realized gains on sales of investments, net		665	1,756	1,474
Impairment losses on investments:
Impairment losses on investments and other assets		(206)	(165)	(32)
Provision for credit losses on AFS debt securities	[1]	(3)	(3)	0
Net impairment losses recognized in earnings		(209)	(168)	(32)
Other revenue		1,165	420	1,448
Total non-interest revenues		29,390	30,750	26,939
Total revenues, net of interest expense		71,884	75,501	75,067
Provisions for credit losses and for benefits and claims
Provision for credit losses on loans		(3,103)	15,922	8,218
Provision for credit losses on held-to-maturity (HTM) debt securities		(3)	7	0
Provision for credit losses on other assets		0	7	0
Policyholder benefits and claims		116	113	73
Provision for credit losses on unfunded lending commitments		(788)	1,446	92
Total provisions for credit losses and for benefits and claims	[2]	(3,778)	17,495	8,383
Operating expenses
Compensation and benefits		25,134	22,214	21,433
Premises and equipment		2,314	2,333	2,328
Technology/communication		7,828	7,383	7,077
Advertising and marketing		1,490	1,217	1,516
Other operating		11,427	11,227	10,429
Total operating expenses		48,193	44,374	42,783
Income from continuing operations before income taxes		27,469	13,632	23,901
Provision for income taxes		5,451	2,525	4,430
Income from continuing operations		22,018	11,107	19,471
Discontinued operations
Income (loss) from discontinued operations		7	(20)	(31)
Benefit for income taxes		0	0	(27)
Income (loss) from discontinued operations, net of taxes		7	(20)	(4)
Net income before attribution of noncontrolling interests		22,025	11,087	19,467
Noncontrolling interests		73	40	66
Citigroup’s net income		$ 21,952	$ 11,047	$ 19,401
Basic earnings per share
Income from continuing operations (in dollars per share)	[3]	$ 10.21	$ 4.75	$ 8.08
Loss from discontinued operations, net of taxes (in dollars per share)	[3]	0	(0.01)	0
Net income (in dollars per share)	[3]	$ 10.21	$ 4.74	$ 8.08
Weighted average common shares outstanding (in shares)		2,033.0	2,085.8	2,249.2
Diluted earnings per share
Income from continuing operations (in dollars per share)	[3]	$ 10.14	$ 4.73	$ 8.04
Loss from discontinued operations, net of taxes (in dollars per share)	[3]	0	(0.01)	0
Net income (in dollars per share)	[3]	$ 10.14	$ 4.72	$ 8.04
Adjusted weighted average common shares outstanding (in shares)		2,049.4	2,099.0	2,265.3

[1]	n accordance with ASC 326, which requires the provision for credit losses on AFS securities to be included in revenue.
[2]	This total excludes the provision for credit losses on AFS securities, which is disclosed separately above.
[3]	Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.